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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 95.1%
		95.1%
411,749	@	ING Alternative Beta Fund - Class I		$4,578,651
410,141		ING Clarion Global Real Estate Portfolio - Class I		3,769,198
375,283		ING Growth and Income Portfolio - Class I		7,543,183
3,608,503		ING Intermediate Bond Portfolio - Class I		46,116,668
1,535,036		ING International Index Portfolio - Class I		12,326,342
371,596		ING MidCap Opportunities Portfolio - Class I		3,834,867
178,745		ING Small Company Portfolio - Class I		2,877,792
909,350		ING Tactical Asset Allocation Fund - Class I		7,493,046
		Total Affiliated Investment Companies
		(Cost $81,358,217)		88,539,747
SHORT-TERM INVESTMENTS: 4.9%
		Affiliated Mutual Fund: 4.9%
4,555,114		ING Institutional Prime Money Market Fund - Class I		4,555,114
		Total Short-Term Investments
		(Cost $4,555,114)		4,555,114
		Total Investments in Securities
		(Cost $85,913,331)*	100.0%	$93,094,861
		Other Assets and Liabilities - Net	0.0	5,040
		Net Assets	100.0%	$93,099,901

	@	Non-income producing security
	*	Cost for federal income tax purposes is $95,065,975.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,181,530
		Gross Unrealized Depreciation		(9,152,644)
		Net Unrealized Depreciation		$(1,971,114)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$88,539,747	$—	$—	$88,539,747
Short-Term Investments	4,555,114	—	—	4,555,114
Total Investments, at value	$93,094,861	$—	$—	$93,094,861

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 98.1%
		98.1%
1,008,707	@	ING Alternative Beta Fund - Class I		$11,216,822
897,514		ING Clarion Global Real Estate Portfolio - Class I		8,248,151
1,560,309		ING Growth and Income Portfolio - Class I		31,362,209
1,641,821		ING Intermediate Bond Portfolio - Class I		20,982,468
4,962,141		ING International Index Portfolio - Class I		39,845,989
1,463,964		ING MidCap Opportunities Portfolio - Class I		15,108,106
834,615		ING Small Company Portfolio - Class I		13,437,303
2,587,005		ING Tactical Asset Allocation Fund - Class I		21,316,921
		Total Affiliated Investment Companies
		(Cost $158,783,908)		161,517,969
SHORT-TERM INVESTMENTS: 1.9%
		Affiliated Mutual Fund: 1.9%
3,188,057		ING Institutional Prime Money Market Fund - Class I		3,188,057
		Total Short-Term Investments
		(Cost $3,188,057)		3,188,057
		Total Investments in Securities
		(Cost $161,971,965)*	100.0%	$164,706,026
		Other Assets and Liabilities - Net	0.0	293
		Net Assets	100.0%	$164,706,319

	@	Non-income producing security
	*	Cost for federal income tax purposes is $170,233,841.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$11,577,792
		Gross Unrealized Depreciation		(17,105,607)
		Net Unrealized Depreciation		$(5,527,815)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$161,517,969	$—	$—	$161,517,969
Short-Term Investments	3,188,057	—	—	3,188,057
Total Investments, at value	$164,706,026	$—	$—	$164,706,026

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 97.1%
		97.1%
861,105	@	ING Alternative Beta Fund - Class I		$9,575,491
894,060		ING Clarion Global Real Estate Portfolio - Class I		8,216,411
899,881		ING Growth and Income Portfolio - Class I		18,087,608
4,025,226		ING Intermediate Bond Portfolio - Class I		51,442,391
3,913,526		ING International Index Portfolio - Class I		31,425,615
972,376		ING MidCap Opportunities Portfolio - Class I		10,034,918
519,699		ING Small Company Portfolio - Class I		8,367,159
2,577,044		ING Tactical Asset Allocation Fund - Class I		21,234,845
		Total Affiliated Investment Companies
		(Cost $149,327,389)		158,384,438
SHORT-TERM INVESTMENTS: 2.9%
		Affiliated Mutual Fund: 2.9%
4,762,536		ING Institutional Prime Money Market Fund - Class I		4,762,535
		Total Short-Term Investments
		(Cost $4,762,535)		4,762,535
		Total Investments in Securities
		(Cost $154,089,924)*	100.0%	$163,146,973
		Other Assets and Liabilities - Net	0.0	21,466
		Net Assets	100.0%	$163,168,439

	@	Non-income producing security
	*	Cost for federal income tax purposes is $169,038,434.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$10,362,725
		Gross Unrealized Depreciation		(16,254,186)
		Net Unrealized Depreciation		$(5,891,461)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$158,384,438	$—	$—	$158,384,438
Short-Term Investments	4,762,535	—	—	4,762,535
Total Investments, at value	$163,146,973	$—	$—	$163,146,973

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 26, 2010